Gain on sale of claim (Additional Information) (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended	10 Months Ended	12 Months Ended			10 Months Ended	2 Months Ended
	Jun. 26, 2013	Nov. 14, 2012	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013	Feb. 28, 2013	May 24, 2013	Feb. 19, 2014	Jun. 25, 2013
Gain on sale of claim
Number of claims		3
Total claim amount								$ 54,096
Gain on sale of claim to third party			0	31,356	0
Proceeds received on transfer of claim to third party	32,000
New charter contracts
Gain on sale of claim
Net daily hire rate per vessel						6.3
Original charter contracts
Gain on sale of claim
Net daily hire rate per vessel							13
Deutsche Bank
Gain on sale of claim
Percentage of right, title, interest, claims and causes of action transferred										100.00%
Maximum amount paid to a third party									644
Maximum amount to be paid to third party				$ 644		644